MFS Diversified Target Return Fund (Prospectus Summary) | MFS Diversified Target Return Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return that exceeds the rate of inflation over the long term.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 10 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Diversified Target Return Fund	A		B	C	I	W	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B	C	I AND W	I AND W	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Diversified Target Return Fund		A	B	C	I	W	R1	R2	R3	R4
Operating Expenses, Column Name		A	B	C	I	W	R1	R2	R3	R4
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.10%	1.00%	0.50%	0.25%	none
Other Expenses		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses		2.03%	2.78%	2.78%	1.78%	1.88%	2.78%	2.28%	2.03%	1.78%
Fee Reductions and/or Expense Reimbursements	[1]	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.40%	2.15%	2.15%	1.15%	1.25%	2.15%	1.65%	1.40%	1.15%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.40% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.15% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.25% of the fund's average daily net assets annually for Class W shares, 1.65% of the fund's average daily net assets annually for Class R2 shares, and 1.15% of the fund's average daily net assets annually for each of Class I and Class R4 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Diversified Target Return Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	709	1,118	1,551	2,750
B	Class B Shares assuming redemption at end of period	618	1,103	1,614	2,883
C	Class C Shares assuming redemption at end of period	318	803	1,414	3,063
I	Class I Shares	117	499	906	2,043
W	Class W Shares	127	530	958	2,150
R1	Class R1 Shares	218	803	1,414	3,063
R2	Class R2 Shares	168	652	1,163	2,567
R3	Class R3 Shares	143	576	1,035	2,308
R4	Class R4 Shares	117	499	906	2,043

Expense Example, No Redemption MFS Diversified Target Return Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	218	803	1,414	2,883
C	Class C Shares assuming no redemption at end of period	218	803	1,414	3,063

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) in conjunction with UBS (UBS Global Asset Management (Americas) Inc., the sub-adviser to the fund) seeks to achieve a target total rate of return for the fund that meets or exceeds 5% per year on a real (i.e., inflation adjusted)
basis, net of fund expenses, over a full market cycle, by generating returns from a combination of (1) MFS' individual security selection of primarily equity securities and (2) UBS' tactical market and currency exposure strategies using derivatives.  Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps. There is no assurance that the fund will meet this target over the long term or that the fund's return will exceed 5% per year on a real basis, net of fund expenses, for any year or period of years.

The fund's investment strategy attempts to separate security selection decisions from market and currency exposure decisions.  The fund's performance may not be correlated with the performance of the markets or currencies represented by the individual investments selected by MFS.

It is expected that the fund will generally have lower volatility than the overall equity market and during rising equity markets will generally underperform the equity markets.

Individual Security Selection by MFS:  MFS may invest the fund's assets in U.S.
and foreign securities, including emerging market securities. MFS primarily invests the fund's assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. MFS generally seeks to diversify the fund's investments in terms of market capitalization (e.g., small, mid, large cap), style (e.g., growth, value), and location (e.g., U.S., foreign).  These allocations may vary significantly from time to time.

In addition, MFS may invest the fund's assets in all types of corporate and government debt instruments of U.S. and foreign issuers, including lower-rated debt instruments and debt instruments of emerging market issuers.

MFS may also enter into short sales.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates assets to investment professionals by investment strategy. MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

Tactical Market and Currency Exposure by UBS:  MFS has engaged UBS to act as sub-adviser to the fund to manage the fund's exposure to markets and currencies through the use of derivatives. UBS will typically make extensive use of derivatives. UBS seeks to reduce volatility compared to the overall equity market and generate positive returns by using derivatives to adjust the fund's exposure to markets and currencies resulting from MFS' individual security selection based on UBS' analysis of global market and economic conditions and the risk/return potential of different markets and currencies.  UBS may adjust the fund's net exposure to markets and/or currencies by taking net short positions in a market or currency if UBS believes the risk/return potential of such market or currency is unattractive.  Alternatively, UBS may cause the fund to take net long positions in a market or currency if UBS believes such market or currency appears attractive.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk: MFS' analysis of an investment and
UBS' assessment of the risk/return potential of markets and currencies and its adjustment to the fund's exposure to markets and currencies can be incorrect and can lead to an investment focus that results in the fund underperforming other funds that invest in similar investment types to those selected by MFS or have similar investment strategies.

Investment Strategy Risk:  The fund's strategy to separate security selection decisions from market and currency exposure decisions may not be effective.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Short Sale Risk:  A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage.
Investing the proceeds from short sale positions in other securities subjects the fund to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
14.02% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.58)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Diversified Target Return Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A Shares Returns Before Taxes	(5.08%)	(1.77%)	Dec. 20, 2007
B	B Shares Returns Before Taxes	(3.97%)	(1.57%)	Dec. 20, 2007
C	C Shares Returns Before Taxes	(0.92%)	(1.01%)	Dec. 20, 2007
I	I Shares Returns Before Taxes	1.03%	(0.02%)	Dec. 20, 2007
W	W Shares Returns Before Taxes	1.06%	(0.07%)	Dec. 20, 2007
R1	R1 Shares Returns Before Taxes	(0.08%)	(1.03%)	Dec. 20, 2007
R2	R2 Shares Returns Before Taxes	0.49%	(0.53%)	Dec. 20, 2007
R3	R3 Shares Returns Before Taxes	0.68%	(0.29%)	Dec. 20, 2007
R4	R4 Shares Returns Before Taxes	0.92%	(0.02%)	Dec. 20, 2007
After Taxes on Distributions A	A Shares Returns After Taxes On Distributions	(5.51%)	(2.93%)	Dec. 20, 2007
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.74%)	(1.83%)	Dec. 20, 2007
Barclays Capital 1-3 Year U.S. Treasury Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index	1.55%	2.85%	Dec. 20, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.